LOANS AND ADVANCES (Details) - HKD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loans And Advances
Subtotal	$ 49,799,748	$ 32,593,304
Less: Allowance for credit losses	(85,252)	(45,949)
Total	49,714,496	32,547,355
Margin loans
Loans And Advances
Subtotal	47,833,365	30,621,456
Other advances
Loans And Advances
Subtotal	$ 1,966,383	$ 1,971,848